Schedule of Basic and Diluted Net Income (Loss) Per Common Share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Allocation of net income (loss), as adjusted	$ (123,127)	$ (44,457)	$ 129,577	$ 661,226	$ 836,383	$ 807,289	$ (38,005)	$ 2,304,899	$ 2,911,502	$ 700,015
Redeemable [Member]
Basic net income (loss) per share of common stock Numerator: Interest	287,584			1,232,507			1,107,012	3,989,390	4,953,545	1,676,585
Diluted net income (loss) per share of common stock Numerator: Interest	287,584			1,232,507			1,107,012	3,989,390	4,953,545	1,676,585
Allocation of net income (loss), as adjusted	$ (163,413)			$ (406,478)			$ (513,195)	$ (1,263,723)	$ (2,982,080)	$ (1,323,201)
Less: Accretion of carrying value to redemption value	(649,442)						(649,442)
Total	$ (525,271)			$ 826,029			$ (55,625)	$ 2,725,667	$ (1,971,465)	$ (353,384)
Basic net income (loss) per share of common stock	$ (0.23)			$ 0.10			$ (0.02)	$ 0.26	$ 0.21	$ 0.03
Diluted net income (loss) per share of common stock	$ (0.23)			$ 0.10			$ (0.02)	$ 0.26	$ 0.21	$ 0.03
Total	$ 525,271			$ (826,029)			$ 55,625	$ (2,725,667)	$ 1,971,465	$ 353,384
Non Redeemable [Member]
Basic net income (loss) per share of common stock Numerator: Interest
Diluted net income (loss) per share of common stock Numerator: Interest
Allocation of net income (loss), as adjusted	$ (247,298)			$ (164,803)			$ (631,822)	$ (420,768)	$ (560,177)	$ (228,369)
Less: Accretion of carrying value to redemption value
Total	$ (247,298)			$ (164,803)			$ (631,822)	$ (420,768)	$ (560,177)	$ (228,369)
Basic net income (loss) per share of common stock	$ (0.07)			$ (0.05)			$ (0.18)	$ (0.12)	$ (0.16)	$ (0.07)
Diluted net income (loss) per share of common stock	$ (0.07)			$ (0.05)			$ (0.18)	$ (0.12)	$ (0.16)	$ (0.07)
Total	$ 247,298			$ 164,803			$ 631,822	$ 420,768	$ 560,177	$ 228,369